Note 7 - FairValue - Financial Instruments At Fair Value By Levels - Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 642,936	€ 623,814
Financial Liabilities Held For Trading [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	26,373	22,932
Financial Liabilities Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	64,748	57,573
Financial Liabilities Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	237	269
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	9,682	7,989
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	36,995	29,945
Financial Liabilities Held For Trading [Member] | Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	3,828	3,919
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	27,753	27,628
Financial Liabilities Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	236	267
Financial Liabilities Held For Trading [Member] | Other Financial Liabilities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	12,862	11,024
Financial Liabilities Held For Trading [Member] | Other Financial Liabilities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial Liabilities Held For Trading [Member] | Other Financial Liabilities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	1	1
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	8,915	4,478
Financial liabilities designated at fair value throuh profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	7	2,515
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	999	643
Financial liabilities designated at fair value throuh profit or loss [Member] | Other Financial Liabilities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	2,515
Financial liabilities designated at fair value throuh profit or loss [Member] | Customer Deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Customer Deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	3,985	976
Financial liabilities designated at fair value throuh profit or loss [Member] | Customer Deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	7	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	3,930	2,858
Financial liabilities designated at fair value throuh profit or loss [Member] | Debt Certificates [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	0	0
Financial Liabilities At Amortized Cost [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	61,062	58,225
Financial Liabilities At Amortized Cost [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	282,829	269,128
Financial Liabilities At Amortized Cost [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	166,635	182,948
Derivatives Hedge accounting [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	233	223
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	3,039	2,454
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 10	€ 3